As filed with the Securities and Exchange Commission on March 1, 2007
                                     Investment Company Act File Number 811-8312


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                                DAILY INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)       (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
Daily Income Fund
Money Market Porfolio
Statement of Net Assets
December 31, 2006
(Unaudited)
===============================================================================


      Face                                                                          Maturity                               Value
     Amount                                                                           Date            Yield               (Note 1)
-----------                                                                          ------          -------             ----------
Asset Back Commercial Paper (17.09%)
-----------------------------------------------------------------------------------------------------------------------------------
$   49,714,000  Atlantic Asset Securitization LLC
                LOC Calyon 10%                                                     01/16/07           5.34%          $   49,603,801
    24,700,000  Charta LLC
                Insured by AMBAC Assurance Corp.                                   01/23/07           5.39               24,619,094
    30,000,000  Chesham Finance LLC                                                01/02/07           5.34               29,995,550
    30,000,000  Chesham Finance LLC                                                02/28/07           5.34               29,745,525
   100,000,000  Chesham Finance LLC                                                03/07/07           5.34               99,046,667
    30,000,000  Clipper Receivable Corp.                                           02/20/07           5.32               29,780,625
    42,106,000  Fountain Square Commercial Funding                                 03/23/07           5.34               41,606,728
   100,000,000  Govco Incorporated                                                 03/13/07           5.33               98,962,611
    20,000,000  Greyhawk Funding LLC                                               01/10/07           5.33               19,973,700
    32,300,000  Greyhawk Funding LLC                                               01/19/07           5.31               32,214,728
    20,000,000  Greyhawk Funding LLC                                               02/27/07           5.32               19,833,750
    15,000,000  Greyhawk Funding LLC                                               03/19/07           5.38               14,831,883
    20,000,000  Lockhart Funding, LLC                                              01/11/07           5.33               19,970,667
    20,000,000  Lockhart Funding, LLC                                              01/25/07           5.32               19,929,467
   170,000,000  Lockhart Funding, LLC                                              02/23/07           5.32              168,681,036
    77,758,000  Market Street Funding, LLC                                         01/25/07           5.32               77,484,032
--------------                                                                                                       --------------
   781,578,000  Total Asset Back Commercial Paper                                                                       776,279,864
--------------                                                                                                       --------------
Commercial Paper (8.16%)
-----------------------------------------------------------------------------------------------------------------------------------
$   75,000,000  Bank of America                                                    03/19/07           5.31%          $   74,159,417
    58,035,000  Commonwealth Bank of Australia                                     03/15/07           5.31               57,418,346
   200,000,000  HBOS Treasury Services                                             03/16/07           5.32              197,843,722
    10,888,000  Johns Hopkins University - Series C                                01/11/07           5.31               10,888,000
     5,000,000  Tennessee School Board Authority                                   01/03/07           5.38                5,000,000
    25,000,000  Winston-Salem NC                                                   03/05/07           5.31               25,000,000
--------------                                                                                                       --------------
   373,923,000  Total Commercial Paper                                                                                  370,309,485
--------------                                                                                                       --------------
Domestic Certificate of Deposit (4.07%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Wilmington Trust Company                                           01/22/07           5.41%          $   10,000,000
    75,000,000  Wilmington Trust Company                                           02/14/07           5.31               74,999,929
   100,000,000  Wilmington Trust Company                                           06/15/07           5.33              100,000,000
--------------                                                                                                       --------------
   185,000,000  Total Domestic Certificate of Deposit                                                                   184,999,929
--------------                                                                                                       --------------
Eurodollar Certificates of Deposit (5.95%)
-----------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Credit Industriel Et Commercial                                    03/19/07           5.33%          $  100,000,000
    50,000,000  DNB Nordbank                                                       06/15/07           5.32               50,000,000
   100,000,000  Royal Bank of Scotland                                             02/15/07           5.31              100,000,000
    20,000,000  Societe Generale                                                   02/02/07           4.90               20,000,169
--------------                                                                                                       --------------
   270,000,000  Total Eurodollar Certificates of Deposit                                                                270,000,169
--------------                                                                                                       --------------
Floating Rate Securities (14.87%)
-----------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Abbey National Bank (a)                                            11/21/07           5.30%          $   24,995,628
   100,000,000  Bank of America Federal Funds Floater (b)                          03/20/07           5.30              100,000,000
    20,000,000  Bear Stearns Federal Funds Floater (c)                             01/19/07           5.39               20,000,000
   100,000,000  Caylon (d)                                                         06/15/07           5.32              100,000,000
    15,000,000  Canadian Imperial Bank of Commerce (e)                             02/12/07           5.34               15,000,000
    40,000,000  Canadian Imperial Bank of Commerce (f)                             11/26/07           5.38               39,996,536
   100,000,000  Credit Suisse (g)                                                  12/17/07           5.38              100,000,000
    50,000,000  General Electric Capital Corporation (h)                           01/03/08           5.43               50,048,543
    15,000,000  Merrill Lynch & Co, Inc.  Medium Term Floater (l)                  05/14/07           5.32               15,000,000
    10,000,000  Merrill Lynch & Co, Inc.  Extendible Monthly Securities (k)        02/15/08           5.36               10,000,000
    50,000,000  Sigma Finance Prime Floater (m)                                    12/13/07           5.33               49,997,522
   100,000,000  Societe Generale (n)                                               12/17/07           5.38              100,000,000
    50,000,000  SunTrust Bank (o)                                                  11/19/07           5.32               50,004,378
--------------                                                                                                       --------------
   675,000,000  Total Floating Rate Securities                                                                          675,042,607
--------------                                                                                                       --------------
Foreign Commercial Paper (7.58%)
-----------------------------------------------------------------------------------------------------------------------------------
$   55,000,000  Anglo Irish Bank Corporation                                       01/11/07           5.32%          $   54,919,507
   100,000,000  Anglo Irish Bank Corporation                                       01/12/07           5.31               99,838,361
    20,000,000  Caisse Centrale Desjardins du Quebec                               02/08/07           5.32               19,889,061
   150,000,000  Kommunalkredit International Bank                                  01/16/07           5.32              149,669,062
    20,000,000  Yorkshire Building Society                                         02/12/07           5.38               19,877,267
--------------                                                                                                       --------------
   345,000,000  Total Foreign Commercial Paper                                                                          344,193,258
--------------                                                                                                       --------------
Letter of Credit Commercial Paper (1.38%)
-----------------------------------------------------------------------------------------------------------------------------------
$   43,000,000  Dean Health System Inc.
                LOC Marshall & Ilsley                                              01/11/07           5.30%          $   42,936,933
    20,000,000  ICICI Bank Ltd.
                LOC Fortis Bank                                                    02/09/07           5.34               19,885,817
--------------                                                                                                       --------------
    63,000,000  Total Letter of Credit Commercial Paper                                                                  62,822,750
--------------                                                                                                       --------------
Loan Participation (2.97%)
-----------------------------------------------------------------------------------------------------------------------------------
$   50,000,000  Army and Air Force Exchange Service
                LOC U.S. Government                                                01/23/07           5.34%          $   50,000,000
    60,000,000  Army and Air Force Exchange Service
                LOC U.S. Government                                                02/13/07           5.33               60,000,000
    20,000,000  AXA Equitable Life Insurance Company (i)                           03/21/07           5.37               20,000,000
     5,000,000  Mt. Vernon Phenol Plant Partnership (i)
                Guaranteed by General Electric Company                             05/21/07           5.37                5,000,000
--------------                                                                                                       --------------
   135,000,000  Total Loan Participation                                                                                135,000,000
--------------                                                                                                       --------------
Medium Term  Notes (1.21%)
-----------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Barclays Bank PLC                                                  11/02/07           5.41%          $   30,000,000
    25,000,000  Royal Bank of Canada                                               11/09/07           5.40               25,000,000
--------------                                                                                                       --------------
    55,000,000  Total Medium Term Notes                                                                                  55,000,000
--------------                                                                                                       --------------

Repurchase Agreement (0.33%)
-----------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  UBS AG, purchased on 12/29/06, repurchase
                proceeds at maturity $15,008,600 (Collateralized by $29,684,275,
                GNMA, 5.000% to 7.000%, due 09/15/33 to 08/20/36,
                value $15,301,323)                                                 01/02/07           5.16%          $   15,000,000
--------------                                                                                                       --------------
    15,000,000  Total Repurchase Agreement                                                                               15,000,000
--------------                                                                                                       --------------
Time Deposit (3.08%)
-----------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  National Bank of Canada                                            01/02/07           5.33%          $   40,000,000
    50,000,000  National Bank of Canada                                            01/02/07           5.36               50,000,000
    50,000,000  Rabobank Nederland                                                 01/02/07           5.25               50,000,000
--------------                                                                                                       --------------
   140,000,000  Total Time Deposit                                                                                      140,000,000
--------------                                                                                                       --------------
U. S. Government Agency Medium Term Note (1.21%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Federal Home Loan Bank                                             08/14/07           5.58%          $   10,000,000
    20,000,000  Federal Home Loan Bank                                             10/02/07           5.50               20,000,000
    20,000,000  Federal Home Loan Mortgage Corporation                             02/09/07           4.76               20,000,000
     5,000,000  Federal Home Loan Mortgage Corporation                             04/27/07           5.25                5,000,000
--------------                                                                                                       --------------
    55,000,000  Total U. S. Government Agency Medium Term Note                                                           55,000,000
--------------                                                                                                       --------------
Variable Rate Demand Instruments (p) (6.92%)
-----------------------------------------------------------------------------------------------------------------------------------
$    2,180,000  Atlas Metal Investment Corporation - Series 2000
                LOC Fifth Third Bank                                               10/01/20           5.41%          $    2,180,000
       375,000  Automated Packaging Systems
                LOC National City Bank                                             10/01/08           5.43                  375,000
       880,000  Big Brothers Big Sisters Association
                of Greater Columbus - Series 2000
                LOC Fifth Third Bank                                               12/01/20           5.41                  880,000
     2,730,000  Briarwood Investments, LLC - Series 2003
                LOC Federal Home Loan Bank of Cincinnati                           04/01/23           5.37                2,730,000
     5,195,000  Capital Markets Access Company, LLC
                (Cape Coral Medical & Surgical Suites, LLC Project)
                LOC SunTrust Bank                                                  08/01/20           5.40                5,195,000
     4,000,000  CFM International Inc. - Series 1999A
                Guaranteed by General Electric Company                             01/01/10           5.37                4,000,000
    11,200,000  Church of the Highlands, Inc.
                LOC Amsouth Bank                                                   01/01/23           5.35               11,200,000
     5,875,000  City of Auburn, AL Industrial Development
                & Infrastructure RB - Series 2004A
                LOC Allied Irish Bank                                              05/01/24           5.35                5,875,000
    10,720,000  Columbus, GA Development Authority RB
                (Four J.S. Family, LLP Project) - Series 2002
                LOC Columbus Bank & Trust Company                                  12/01/22           5.35               10,720,000
    10,130,000  Columbus, GA Development Authority Revenue Bond RB
                LOC Columbus Bank & Trust Co. Company                              02/01/26           5.38               10,130,000
     5,000,000  Cubba Capital II, LLC - Series 2006B
                LOC Charter One Bank                                               09/01/56           5.43                5,000,000
     1,945,000  D.E.D.E. Realty - Series 1998
                LOC Fifth Third Bank                                               12/01/11           5.41                1,945,000
     1,780,000  Delta Capital LLC - Series 1996B
                LOC JPMorgan Chase Bank, N.A.                                      10/01/26           5.45                1,780,000
       700,000  Dickenson Press, Inc. - Series 1997
                LOC Huntington National Bank                                       01/01/27           5.45                  700,000
     1,990,000  Eagles Landing, LLC
                LOC Regions Bank                                                   12/01/26           5.40                1,990,000
     3,000,000  East Kentucky Network, LLC
                LOC Fifth Third Bank                                               02/01/16           5.41                3,000,000
     2,300,000  Erie County, NY IDA RB(Niagara-Maryland LLC Project)-Series 2003
                LOC Manufacturers and Traders Trust Co.                            06/01/23           5.43                2,300,000
     2,745,000  Fiore Capital LLC - Series 2005A
                LOC M & I Marshall & Ilsley Bank                                   08/01/45           5.35                2,745,000
       960,000  First Metropolitan Title Company Demand Notes - Series 1999
                LOC LaSalle Bank, N.A.                                             05/01/24           5.45                  960,000
    11,135,000  Flint River Services, Inc.
                LOC Columbus Bank & Trust Company                                  01/01/30           5.37               11,135,000
    12,875,000  Ft Northport
                LOC Regions Bank                                                   12/01/31           5.35               12,875,000
     1,455,000  G & L Land Management
                LOC Fifth Third Bank                                               12/01/17           5.35                1,455,000
     2,995,000  Garden City Hospital Osteopathic
                LOC National City Bank Michigan/Illinois                           10/01/17           5.34                2,995,000
    11,165,000  Gastro Partners Land Company, LLC
                LOC Union Planter Bank                                             03/01/35           5.35               11,165,000
     8,000,000  Genoa Medical Development, LLC
                LOC Fifth Third Bank                                               12/01/45           5.41                8,000,000
     2,660,000  Governor's Village LLC - Series 2000
                LOC Fifth Third Bank                                               03/01/20           5.41                2,660,000
    12,450,000  Health Care RB
                LOC LaSalle National Bank, N.A.                                    02/01/26           5.39               12,450,000
     9,895,650  Herman & Kittle Capital, LLC - Series 2005 (q)
                LOC Fifth Third Bank                                               06/01/55           5.35                9,895,650
     1,970,000  HFA of Lee County, FL Multifamily Housing RB
                (University Club Apartments) - Series 2002B
                Guaranteed by Federal National Mortgage Association                05/15/35           5.35                1,970,000
     2,805,000  Hostun LLC
                LOC Fifth Third Bank                                               12/01/27           5.45                2,805,000
     1,000,000  Indian Creek Christian Church Inc.
                LOC Fifth Third Bank                                               12/01/55           5.41                1,000,000
     5,745,000  Indiana Health & Educational Facilities
                LOC Fifth Third Bank                                               06/01/19           5.37                5,745,000
     1,260,000  Joe Holland Chevrolet
                LOC Fifth Third Bank                                               07/01/24           5.41                1,260,000
     2,925,000  Kenwood County Club, Incorporated - Series 2005
                LOC US Bank, N.A.                                                  12/01/15           5.35                2,925,000
     4,800,000  Lake Mary Bay Limited Partnership - Series 2005
                LOC Amsouth Bank                                                   03/01/25           5.43                4,800,000
     2,595,000  Landmark Church of Christ - Series 2005
                LOC Columbus Bank & Trust Company                                  04/01/20           5.35                2,595,000
     1,900,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                         07/01/33           5.42                1,900,000
       315,000  LRV Enterprises, LLC - Series 1996
                LOC National City Bank                                             09/01/21           5.48                  315,000
       900,000  Mayfair Village Retirement Center, Inc., KY
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank, N.A.                                                 05/15/09           5.37                  900,000
     3,500,000  Mississippi Business Finance Corporation
                (Attala Steel Industries, LLC Project) - Series 2005
                Guaranteed by Federal Home Loan Bank                               07/01/20           5.35                3,500,000
       730,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries Inc. Project) - Series 1995
                LOC Amsouth Bank                                                   06/01/10           5.35                  730,000
    10,000,000  Moore Orthopedic Clinic
                LOC National Bank of South Carolina                                08/01/31           5.38               10,000,000
     2,400,000  Mt. Carmel West Medical Office Building - Series 1999
                LOC National City Bank                                             08/01/19           5.38                2,400,000
     4,455,000  New Hapshire Health Floater
                LOC Allied Irish Bank                                              07/01/35           5.31                4,455,000
     2,560,000  OHC Real Estate LLC - Series A
                LOC US Bank, N.A.                                                  11/01/26           5.40                2,560,000
     1,310,000  OHC Real Estate LLC - Series B
                LOC US Bank, N.A.                                                  11/01/26           5.40                1,310,000
     3,600,000  Parker Towing Company Inc. - Series 2006
                LOC Amsouth Bank                                                   06/01/11           5.43                3,600,000
     2,885,000  Putnam County, NY IDA IDRB
                LOC Charter One Bank                                               07/01/32           5.43                2,885,000
       915,000  Putnam County, NY IDA IDRB
                LOC Charter One Bank                                               07/01/14           5.43                  915,000
    10,218,000  Saber Management LLC
                LOC Charter One Bank                                               07/01/56           5.39               10,218,000
     4,800,000  Santa Rosa Property Holdings, LLC - Series 2006
                LOC Columbus Bank & Trust Company                                  08/01/31           5.38                4,800,000
     5,000,000  St. Johns County IDA TVR First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Banks                                             08/01/34           5.42                5,000,000
    11,000,000  SWC Princeton, LLC
                LOC Compass Bank                                                   03/01/32           5.35               11,000,000
     2,360,000  Tireless Corporation
                LOC Fifth Third Bank                                               04/01/19           5.41                2,360,000
     1,435,000  Trendway Corporation
                LOC LaSalle Bank Midwest, N.A.                                     12/01/26           5.45                1,435,000
     3,872,000  Washington State HFC Non-Profit Housing RB
                (Rockwood Program) - Series B (q)
                LOC Wells Fargo Bank, N.A.                                         01/01/30           5.39                3,872,000
     1,815,000  Wholesome Group, LLC - Series 2005
                LOC Fifth Third Bank                                               10/01/20           5.41                1,815,000
    64,845,000  Wisconsin Housing and Economic Development
                Authority - Series F                                               11/01/30           5.35               64,845,000
     1,620,000  Wisconsin Housing Preservation Corporation - Series 2005
                LOC M & I Marshall & Ilsley Bank                                   05/01/35           5.35                1,620,000
     2,100,000  Woods Group LLC
                LOC Amsouth Bank                                                   09/01/31           5.43                2,100,000
--------------                                                                                                       --------------
   313,970,650  Total Variable Rate Demand Instruments                                                                  313,970,650
--------------                                                                                                       --------------
Yankee Certificate of Deposit (24.34%)
-----------------------------------------------------------------------------------------------------------------------------------
$   27,500,000  Banco Bilbao De Vizcaya                                            01/17/07           5.33%          $   27,499,813
   100,000,000  Barclays Bank PLC                                                  03/15/07           5.32              100,000,000
    15,000,000  BNP Paribas                                                        02/08/07           5.42               15,000,000
    25,000,000  Credit Suisse                                                      01/04/07           5.31               25,000,000
    25,000,000  Deutsche Bank AG                                                   10/24/07           5.41               25,000,000
    30,000,000  Deutsche Bank AG                                                   12/17/07           5.34               30,000,000
    50,000,000  Deutsche Bank AG                                                   12/17/07           5.40               50,000,000
    25,000,000  Deutsche Zentral - Genossenschaftsb                                01/05/07           5.32               25,000,000
    20,000,000  Deutsche Zentral - Genossenschaftsb                                01/05/07           5.32               20,000,000
   100,000,000  Deutsche Zentral - Genossenschaftsb                                03/15/07           5.31              100,000,000
    50,000,000  Deutsche Zentral - Genossenschaftsb                                01/16/07           5.30               50,000,000
    25,000,000  HSH Nordbank AG                                                    01/23/07           5.33               25,000,000
   100,000,000  HSH Nordbank AG                                                    01/16/07           5.30              100,000,000
    75,000,000  HSH Nordbank AG                                                    01/16/07           5.31               75,000,000
    15,000,000  Kreditbank (j)                                                     05/22/07           5.35               15,000,000
    18,000,000  Landesbank Baden Wurtemburg                                        05/24/07           5.40               17,990,136
    15,000,000  Norddeutsche Landesbank Girozentral                                02/08/07           5.31               14,999,968
    20,000,000  Norddeutsche Landesbank Girozentral                                02/09/07           5.33               19,999,876
    25,000,000  Norddeutsche Landesbank Girozentral                                04/16/07           5.35               25,000,000
    50,000,000  Standard Chartered PLC                                             02/12/07           5.30               50,000,000
    50,000,000  Svenska Handelsbanken                                              01/12/07           5.30               50,000,000
    20,000,000  Svenska Handelsbanken                                              10/26/07           5.33               19,996,076
    25,000,000  Toronto Dominion                                                   02/21/07           5.62               25,000,000
    50,000,000  Toronto Dominion                                                   12/18/07           5.42               50,000,000
    20,000,000  Union Bank of Switzerland                                          01/03/07           5.29               20,000,000
   100,000,000  Union Bank of Switzerland                                          12/14/07           5.40              100,000,000
    30,000,000  Union Bank of Switzerland                                          01/08/07           5.31               30,000,000
--------------                                                                                                       --------------
 1,105,500,000  Total Yankee Certificate of Deposit                                                                   1,105,485,869
--------------                                                                                                       --------------
                Total Investments (99.16%)                                                                            4,503,104,582
                Cash and other assets in excess of liabilities (0.84%)                                                   38,316,745
                                                                                                                     --------------
                Net Assets (100.00%)                                                                                 $4,541,421,327
                                                                                                                     ==============
                Net Asset Value, offering and redemption price per share:
                Institutional Service shares, 287,496,321 shares outstanding                                         $         1.00
                                                                                                                     ==============
                Institutional Shares,848,227,603 shares outstanding                                                  $         1.00
                                                                                                                     ==============
                Pinnacle shares,177,779,718 shares outstanding                                                       $         1.00
                                                                                                                     ==============
                Advantage Primary Liquidity Fund Shares 3,118,814,939 shares outstanding                             $         1.00
                                                                                                                     ==============
                Retail Class shares,109,100,050 shares outstanding                                                   $         1.00
                                                                                                                     ==============
                Investor Class shares,   2,913 shares outstanding                                                    $         1.00
                                                                                                                     ==============




FOOTNOTES:

Note 1
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.
(a) The interest rate is adjusted monthly based upon one month LIBOR minus 0.0325%.

(b) The interest rate is adjusted daily based upon Federal Funds Target plus 0.05%.

(c) The interest rate is adjusted daily based upon Federal Funds Target plus 0.08%.

(d) The interest rate is adjusted daily based upon Federal Funds Target plus 0.065%.

(e) The interest rate is adjusted daily based upon Federal Funds Target plus 0.09%.

(f) The interest rate is adjusted daily based upon Federal Funds Target plus 0.14%.

(g) The interest rate is adjusted daily based upon Federal Funds Target plus 0.135%.

(h) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.06%.

(i) Loan participation agreement with the interest rate adjusted monthly based upon one month LIBOR plus 0.02%.

(j) The interest rate is adjusted daily based upon Federal Funds Target plus 0.10%.

(k)  The  interest  rate is  adjusted  monthly  based upon one month LIBOR minus
     0.035%.

(l)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.01%.

(m) The interest rate is adjusted daily based upon Federal Funds prime minus 0.02925%.

(n) The interest rate is adjusted daily based upon Federal Funds Target plus 0.125%.

(o)  The interest rate is adjusted monthly based upon one month LIBOR 0.03%.
(p) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly.

(q) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.



KEY:
      GNMA      =   Government National Mortgage Association     IDRB      =    Industrial Development Revenue Bond
      HFA       =   Housing Finance Authority                    LOC       =    Letter of Credit
      HFC       =   Housing Finance Commission                   RB        =    Revenue Bond
      IDA       =   Industrial Development Authority             TVR       =    Taxable Variable Rate


-------------------------------------------------------------------------------
Daily Income Fund
U.S. Treasury Portfolio
Statement of Net Assets
December 31, 2006
(Unaudited)
===============================================================================


      Face                                                                           Maturity                             Value
     Amount                                                                           Date              Yield            (Note 1)
-----------                                                                          ------            -------           --------
Repurchase Agreements (49.26%)
-----------------------------------------------------------------------------------------------------------------------------------
$   91,000,000  Bank of America Securities, LLC, purchased on 12/29/06,repurchase proceeds at maturity $91,046,511 (Collateralized by $93,884,000,
                U.S. Treasury Notes, 3.250% to 3.500%, due 08/15/07
                to 02/15/10, value $92,820,580)                                      01/02/07           4.60%        $   91,000,000
   170,000,000  Bear, Stearns & Co., purchased on 12/29/06, repurchase proceeds at maturity $170,097,656 (Collateralized by $244,834,207, GNMA, 4.000%
                to 13.000%, due 03/15/07 to 12/15/36, value $173,401,651)            01/02/07           5.17            170,000,000
    95,000,000  Merrill Lynch Pierce Fenner & Smith Co., purchased on 12/29/06, repurchase proceeds at maturity $95,050,667 (Collateralized by
                $237,280,000 TPRX, 6.250% to 8.000%, due 11/15/21 to 05/15/30,
                value $96,901,364)                                                   01/02/07           4.80             95,000,000
    95,000,000  UBS Securities, LLC, purchased on 12/29/06, repurchase proceeds at maturity $95,051,194 (Collateralized by $82,509,000, TRIB, 2.375%,
                due 01/15/25, value $30,395,153, TRIN, 3.500%, due 01/15/11,
                value 66,508,840)                                                    01/02/07           4.85             95,000,000
--------------                                                                                                       --------------
   451,000,000  Total Repurchase Agreements                                                                             451,000,000
--------------                                                                                                       --------------

U.S. Government Obligations (51.80%)
-----------------------------------------------------------------------------------------------------------------------------------
$  375,000,000  U.S. Treasury Bill                                                   01/04/07           4.31%        $  374,867,188
    55,000,000  U.S. Treasury Note, 3.125%                                           05/15/07           4.94             54,648,462
    25,000,000  U.S. Treasury Note, 3.125%                                           05/15/07           5.02             24,832,582
    20,000,000  U.S. Treasury Note, 3.125%                                           05/15/07           5.06             19,862,970
--------------                                                                                                       --------------
   475,000,000  Total U.S. Government Obligations                                                                       474,211,202
--------------                                                                                                       --------------
                Total Investments (101.06%)                                                                             925,211,202
                Liabilities in excess of cash and other assets (-1.06%)                                                 (9,685,490)
                                                                                                                     --------------
                Net Assets (100.00%)                                                                                 $  915,525,712
                                                                                                                     ==============
                Net Asset Value, offering and redemption price per share:
                Institutional Service shares, 207,717,450 shares outstanding                                         $         1.00
                                                                                                                     ==============
                Institutional Shares,647,120,574 shares outstanding                                                  $         1.00
                                                                                                                     ==============
                Pinnacle shares,34,064,506 shares outstanding                                                        $         1.00
                                                                                                                     ==============
                Retail Class shares,   514,560 shares outstanding                                                    $         1.00
                                                                                                                     ==============
                Short Term shares, 26,108,620 shares outstanding                                                     $         1.00
                                                                                                                     ==============



FOOTNOTES:

Note 1
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

KEY:
GNMA      =   Government National Mortgage Association
TRIB      =   U.S. Treasury Inflation Index Bond





TRIN      =   U.S. Treasury Inflation Index Note
TPRX      =   U.S. Treasury Non-callable Strip Bond

-------------------------------------------------------------------------------
Daily Income Fund
U.S. Government Portfolio
Statement of Net Assets
December 31, 2006
(Unaudited)
===============================================================================

      Face                                                                       Maturity                                Value
     Amount                                                                        Date              Yield              (Note 1)
-----------                                                                       ------             ------             ---------
Floating Rate Securities (2.72%)
-----------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Student Loan Marketing Association Floater                         01/25/08            5.45%          $    5,005,385
-------------                                                                                                        --------------
    5,000,000  Total Floating Rate Securities                                                                             5,005,385
-------------                                                                                                        --------------

Loan Participation (8.14%)
-----------------------------------------------------------------------------------------------------------------------------------
$  15,000,000  Army and Air Force Exchange Service
               LOC US Government                                                  02/13/07            5.33%          $   15,000,000
-------------                                                                                                        --------------
   15,000,000  Total Loan Participation                                                                                  15,000,000
-------------                                                                                                        --------------

Repurchase Agreements (42.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$  38,000,000  Citigroup Global Markets Inc, purchased on 12/29/06, repurchase proceeds at maturity $38,021,533
               (Collateralized by $212,547,010, GNMA, 2.38% to 7.00%,
               due 1/20/31 to 12/20/36, value $38,760,000)                        01/02/07            5.10%          $   38,000,000
   40,000,000  UBS Securities LLC, purchased on 12/29/06,
               repurchase proceeds at maturity $40,023,511
               (Collateralized by $,40,196,000, FNMA, 4.50%,
               due 02/15/11, value $29,209,259,FMNT, 6.875%, due
               09/12/10, value $11,590,927)                                       01/02/07            5.29               40,000,000
-------------                                                                                                        --------------
   78,000,000  Total Repurchase Agreements                                                                               78,000,000
-------------                                                                                                        --------------

U.S. Government Agency Discount Notes (23.61%)
-----------------------------------------------------------------------------------------------------------------------------------
$     772,000  Federal Home Loan Bank                                             01/19/07            5.21%          $      770,008
    5,000,000  Federal Home Loan Bank                                             02/28/07            5.21                4,958,433
    5,000,000  Federal Home Loan Bank                                             03/28/07            5.22                4,938,486
   10,000,000  Federal Home Loan Mortgage Corporation                             01/02/07            5.15                9,998,570
    1,000,000  Federal Home Loan Mortgage Corporation                             04/03/07            5.18                  987,043
    1,000,000  Federal Home Loan Mortgage Corporation                             05/08/07            5.09                  982,037
   10,000,000  Federal National Mortgage Association                              01/11/07            5.22                9,985,528
    2,300,000  Federal National Mortgage Association                              01/16/07            5.21                2,295,026
      791,000  Federal National Mortgage Association                              04/04/07            5.19                  780,620
    2,000,000  Federal National Mortgage Association                              04/09/07            5.22                1,972,233
    1,000,000  Federal National Mortgage Association                              05/02/07            5.24                  982,842
    5,000,000  Federal National Mortgage Association                              06/27/07            5.21                4,875,190
-------------                                                                                                         -------------
   43,863,000  Total U.S. Government Agency Discount Notes                                                               43,526,016
-------------                                                                                                         -------------
U.S. Government Agency Medium Term Notes (22.61%)
-----------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Federal Home Loan Bank Note                                        10/02/07            5.44%          $    4,997,316
    5,000,000  Federal Home Loan Bank                                             08/08/07            5.45                4,997,866
    5,000,000  Federal Home Loan Bank                                             08/23/07            5.18                4,978,766
    2,000,000  Federal Home Loan Mortgage Corporation                             02/23/07            5.35                1,992,963
    5,000,000  Federal Home Loan Mortgage Corporation                             03/23/07            5.28                4,968,734
    5,000,000  Federal Home Loan Mortgage Corporation                             04/27/07            5.32                4,998,979
    5,000,000  Federal National Mortgage Association                              09/14/07            5.22                4,990,904
    1,000,000  Federal Home Loan Mortgage Corporation                             11/21/07            5.35                1,000,000
    1,000,000  Student Loan Association                                           07/25/07            5.59                1,001,416
    7,750,000  Student Loan Marketing Association                                 01/25/07            5.50                7,750,792
-------------                                                                                                        --------------
   41,750,000  Total U.S. Government Agency Medium Term Notes                                                            41,677,736
-------------                                                                                                        --------------
               Total Investments (99.39%)                                                                               183,209,137
               Cash and other assets, net of liabilities (0.61%)                                                          1,126,543
                                                                                                                     --------------
               Net Assets (100.00%)                                                                                  $  184,335,680
                                                                                                                     --------------
               Net asset value, offering and redemption price per share:
               Advantage Shares,184,233,320 shares outstanding                                                       $         1.00
                                                                                                                     ==============
               Retail Class,      102,360 shares outstanding                                                         $         1.00
                                                                                                                     ==============


FOOTNOTES:

Note 1 Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment

KEY:
FMNT      =    Freddie Mac Fixed Rate Note
FNMA      =    Federal National Mortgage Association
GNMA      =    Government National Mortgage Association






-------------------------------------------------------------------------------
Daily Income Fund
Municipal Money Market Portfolio
Statement of Net Assets
December 31, 2006
(Unaudited)
===============================================================================

                                                                                                                      Rating (a)
                                                                                                                   ----------------
    Face                                                                        Maturity   Value                           Standard
   Amount                                                                        Date      Yield      (Note 1)     Moody's &  Poors
---------                                                                       ------     ------     --------     -------    -----
Put Bonds (b) (1.73%)
-----------------------------------------------------------------------------------------------------------------------------------
   $1,000,000  Maine State Housing Authority Mortgage Purchase Bonds            12/17/07    3.62%  $   1,000,000    VMIG-1      A1+
    1,700,000  North Carolina Industrial Facility PCFA RB
               (GVK America Inc.)
               LOC Wachovia Bank & Trust Company, N.A.                          03/01/07    4.00       1,700,000      P1        A1+
-------------                                                                                      -------------
    2,700,000  Total Put Bonds                                                                         2,700,000
-------------                                                                                      -------------

Tax Exempt Commercial Paper (1.92%)
-----------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Board of Regents of the University of Texas                      04/02/07    3.60%  $    1,000,000     P1        A1+
    1,000,000  Clark County, Nevada Highway Revenue                             01/18/07    3.58        1,000,000     P1        A1+
    1,000,000  Oklahoma City, Oklahoma Water Utilities
               LOC State Street Bank                                            01/09/07    3.65        1,000,000     P1        A1+
-------------                                                                                      --------------
    3,000,000  Total Tax Exempt Commercial Paper                                                        3,000,000
-------------                                                                                      --------------

Tax Exempt General Obligation Notes & Bonds (11.12%)
-----------------------------------------------------------------------------------------------------------------------------------
 $1,000,000   Adams County Ohio Valley Local S.D.                               05/15/07    3.65%  $    1,002,725
  1,100,000    Butler County, Ohio BAN                                           09/20/07    3.80        1,105,206   MIG-1
  1,500,000   Cambridge, WI School District TRAN (c)                            09/05/07    3.77        1,499,354
  2,500,000   Concord, CO Metropolitan District - Series 2004
              LOC Wells Fargo Bank, N.A.                                        12/01/07    3.75        2,500,000               A1+
  4,850,000   Logan County, OH BAN,
              Sewer Improvement System - Series B (c)                           04/04/07    3.69        4,854,880
  1,000,000   Menomonie, WI Area School District TRAN (c)                       09/04/07    3.73          999,570
  1,400,000   Merton, WI Community School District TRAN (c)                     10/26/07    3.75        1,399,185
  4,000,000   Waunakee, WI Community School District TRAN (c)                   10/09/07    3.74        4,007,016
-----------                                                                                        --------------
 17,350,000   Total Tax Exempt General Obligation Notes & Bonds                                        17,367,936
-----------                                                                                        --------------
Variable Rate Demand Instruments (d) (82.83%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   ABN AMRO Munitops Certificate Trust, (Colorado Non-AMT)
              Single Asset - Series 2005-14
              Insured by FGIC                                                   06/01/13    3.95%  $    2,000,000     P1        A1+
  3,250,000   Blue Springs, MO IDA MHRB
              (Autumn Place Apartments Project) - Series 2004 - A1
              Guaranteed by Federal National Mortgage Association               08/15/37    3.97        3,250,000    VMIG-1
  2,900,000   Bowie County, Texas Industrial Development Corporation
              Texarkana Newspapers Inc.
              LOC Bank of New York                                              11/01/25    3.99        2,900,000               A1+
  2,100,000   Brazos River, TX Harbor Navigation District Brazoria County
              Environmental (Merey Sweeney Project)
              LOC Bank of America                                               04/01/21    4.03        2,100,000    VMIG-1
  2,750,000   Broward County, FL HFA (Sailboat Bend Artist Lofts Project)
              LOC Citibank, N.A.                                                04/15/38    3.99        2,750,000               A1+
  1,000,000   Chicago, Illinois Midway airport Revenue Bonds
              Insured by MBIA Insurance Corp.                                   01/01/29    4.04        1,000,000    VMIG-1     A1+
  8,100,000   City of New York, NY General Obligation Bonds - Series 2006
              LOC Bank of America, N.A.                                         04/01/36    4.97        8,100,000    VMIG-1     A1+
  5,990,196   Clipper Tax Exempt Trust COPs - (Oklahoma) - Series 2004-3(c)     07/01/09    4.03        5,990,196
    105,000   Conneticut State HEFA (Yale University)                           07/01/36    3.90          105,000    VMIG1      A1+
  1,840,000   Decatur City, AL Environmental Facilities IDRB
              (British Petroleum - Amoco)                                       11/01/35    4.02        1,840,000     P1        A1+
  4,500,000   Detroit, MI Water Supply System
              LOC Dexia CLF                                                     07/01/36    3.97        4,500,000    VMIG-1     A1+
  5,925,000   Douglas County, NE IDRB
              (Phillips Manufacturing Project) - Series 2002
              LOC Wells Fargo Bank N.A.                                         12/01/18    4.01        5,925,000               A1+
  1,125,000   Florida HFA MHRB - 1995 Series L
              (Banyon Bay Apartments Project)
              Collateralized by Federal National Mortgage Association           12/01/25    3.94        1,125,000    VMIG-1
  1,000,000   Florida Housing Finance Corp RB (Stuart Poitns Apt)
              LOC SunTrust Bank                                                 04/01/34    3.96        1,000,000               A1+
  1,100,000   Franklin County, OH HRB
              LOC Nationality City Bank                                         12/01/28    3.89        1,100,000    VMIG-1
  1,200,000   Hudson County, NJ Improvement Authority
              LOC Bank of New York                                              07/15/26    3.83        1,200,000                A1
  1,760,000   Illinois Development Finance Authority
              (HPL Illinois Inc. Project) - Series 1997 (c)
              LOC Fifth Third Bank                                              09/01/17    4.04       1,760,000
  3,000,000   Illinois Development Financial Authority
              (Butterfield Creek Project) - Series 1999 AMT
              LOC Lasalle National Bank N.A.                                    04/01/39    4.05       3,000,000                 A1
  2,825,000   Illinois Development Financial Authority
              (Pollman North America, Inc. Project) - Series 2005)
              LOC Fifth Third Bank                                              12/01/25    4.03       2,825,000       P1       A1+
  1,000,000   Jacksonville, Florida HFFA HRB (Cataring Obligation Group)
              Insured by MBIA Insurance Corp.                                   08/15/19    3.95       1,000,000     VMIG-1     A1+
  2,400,000   La Porte County, IN EDC RB
              (Universal Forest Products) - Series 2000
              LOC Lasalle Bank Midwest, N.A.                                    11/01/20    4.07       2,400,000
  3,740,000   Lehman Brothers Pooled Muni Trusts Receipts -Series 2005A & 2005B
              (Parish of Jefferson Home Mortgage Authority and
              Texas Department of Housing and Community Affairs
              Single Mortgage RB - Series 2002B)
              Insured by MBIA Insurance Corp.                                   06/01/36    4.13       3,740,000       AAA
  5,000,000   Lincoln County, WY PCRB (Exxon Project) - Series C                07/01/17    3.91       5,000,000       P1       A1+
  3,400,000   Lufkin, TX HFDC RB
              (Memorial Health System PlaceTypeEast Texas)
              LOC Wachovia Bank&Trust Company, N.A.                             02/15/35    3.99       3,400,000                A1+
  2,500,000   Marion County, FL Hospital District
              (Munroe Regional Health Systems) - Series 2000
              LOC Amsouth Bank                                                  10/01/30    3.92       2,500,000     VMIG-1
  1,000,000   Memphis, TN MHRB Health, Educational and Housing Facility Board
              (Ashland Lakes Apartments Project) - Series 2006A & 2006B
              LOC US Bank, N.A.                                                 08/01/41    4.00       1,000,000                A1+
  1,925,000   Michigan State Strategic Fund (Sintel, Inc Project) - Series 2005
              LOC Fifth Third Bank                                              10/01/30    4.03       1,925,000
  2,500,000   Michigan State Strategic Fund
              (Grand River Infrastructure, Inc. Project) - Series 2006 (c)
              LOC Fifth Third Bank                                              06/01/14    4.03       2,500,000
  2,000,000   Missori State HEFA  RB ( SSM Health Care)
              Insued by Dexia CLF                                               06/01/19    4.00       2,000,000                A1+
  3,000,000   Montgomery, AL PCA
              (General Electric Company Project)                                05/01/21    3.91       3,000,000     VMIG-1     A1+
  1,450,000   Nashville & Davidson County, TN MHRB Health & Educational
              Facilities (Wedgewood Towers Project) - Series 2004 (c)
              LOC Amsouth Bank, N.A.                                            06/01/34    4.08       1,450,000
  1,400,000   New Jersey EDA Water Facilities Revenue
              (United Water Project)
              Insured by Ambac Indemnity Corp.                                  11/01/25    4.00       1,400,000     VMIG-1     A1+
  2,000,000   New York City, NY Transitional Finance Authority - Series 2003-3E 11/01/22    3.98       2,000,000     VMIG-1     A1+
  1,000,000   New York Municipal Securities Trust Certificates                  07/01/18    4.01       1,000,000     VMIG-1
  2,465,000   North Dakota State HFA
              (Housing Finance Program - Home Mortgage) - Series 2002B
              Insured by FSA                                                    01/01/34    3.97       2,465,000     VMIG-1
  1,000,000   Olathe, KS IDRB
              (Diamant Boart Project) - Series 1997A
              LOC Svenskahandelsbanken                                          03/01/27    4.05       1,000,000
  2,000,000   Owensboro, KY IDRB
              (West Irving Die Lastings of Kentucky, Inc. Project) - Series 1997
              LOC Fifth Third Bank                                              06/01/17    4.11       2,000,000       P1       A1+
  1,800,000   Pennsylvania EDFA EDRB
              (North America Communications, Inc. Project) - Series 2005B3
              LOC PNC Bank, N.A.                                                08/01/12    4.01       1,800,000       P1       A1+
  2,600,000   Pennsylvania EDFA EDRB
              (Joseph R & Nancy L Delsignore Project) - Series 2005B2
              LOC PNC Bank, N.A.                                                08/01/30    4.01       2,600,000       P1       A1+
  1,700,000   Pennsylvania Higher Education Assistance
              Agency RB - Series 1988B
              Insured by AMBAC Assurance Corp.                                  07/01/18    3.95       1,700,000     VMIG-1     A1+
  2,000,000   Philadelphia Hospital & Higher Education
              Facilities Authority (CHOPS)
              Insured by MBIA Insurace Corp.                                    07/01/3     3.99       2,000,000     VMIG-1     A1+
  2.000,000   Rockhingham, PlaceTypeNC IDRB PCFA
              (EDEN Customs Processing, LLC) - Series 2004
              LOC Branch Bank & Trust Company                                   01/01/17    4.05      2,000,000
  2.475,000   Rockhingham, NC IDRB PCFA
              (Whitridge Plastics Project) - Series 2003
              LOC Branch Bank & Trust Company                                   03/01/15    4.05      2,475,000
  3,980,000   ROCS II - R Trust Series 353 Related to Wayne County Airport
              Authority RB (Detroit Metropolitan Wayne
              County Type Airport) Series 2005
              Insured by MBIA Insurance Corp.                                   12/01/17    3.98      3,980,000      VMIG-1
  2,570,000   South Carolina Jobs EDA RB
              (DCS Diversified Coating Systems, Inc Project) - Series 2002
              LOC Branch Bank & Trust Company                                   04/01/17    4.05      2,570,000      VMIG-1
  1,325,000   South Carolina Ridgeland Township SC RB - LRC
              Ridgeland LLC Project - A
              LOC Columbus Bank & Trust                                         09/01/21    4.01      1,325,000        P1        A1
  1,000,000   State of Conneticut HEFA  (Quinn/Pac University)
              LOC Radian Insured                                                07/01/31    3.97      1,000,000                 A1+
  2,000,000   Utah St Brd Regent Student LN Rev (Wkly-AMT-Series-L)
              Insured by Ambac Indemnity Corp.                                  11/01/25    3.98      2,000,000                  A1
    750,000   Utah Transit Authority Sales Tax Revenue - Series 2006B
              LOC Fortis Bank                                                   06/15/36    3.88        750,000      VMIG-1     A1+
  2,815,000   Washington State Economic Development Finance Authority
              (Sumner Building LLC Project) - Series 2005F
              LOC Key Bank, N.A.                                                12/01/30    4.06      2,815,000        P1        A1
  1,825,000   Washington State Housing Finance Commission
              (Annie Wright School Project) - Series 2002
              LOC Bank of America, N.A.                                         12/01/23    3.93      1,825,000      VMIG-1
  3,100,000   Washington State Housing Finance (Mirabezca project)
              LOC HSH  Nordbank                                                 03/01/36    4.00      3,100,000                  A1
  2,100,000   West Des Moines, IA RB
              (Woodgrain Millwork Inc Project) - Series 1995
              LOC Wells Fargo Bank, N.A.                                        04/01/10    4.11      2,100,000        P1       A1+
  1,100,000   West Side Calhoun County, Texas Navigation District
              (Sewage and Solid Waste Disposal)
              LOC BP Amoco PLC                                                  04/01/31    4.02      1,100,000                 A1+
    500,000   Will-Kankakee Regional Development Authority, IL
              Industrial Development RB
              LOC Fifth Third Bank                                              08/01/36    4.03        500,000        P1       A1+
    500,000   Wisconsin HEFA (Alverno College Project)
              LOC Allied Irish Bank                                             11/01/17    4.05        500,000      VMIG-1
  1,000,000   Wisconsin State HEFA (Wheaten Franciscan Services)
              LOC Citigroup                                                     08/15/16    3.90      1,000,000      VMIG-1     A1+
-----------                                                                                        ------------
129,390,196   Total Variable Rate Demand Instruments                                                129,390,196
-----------                                                                                        ------------
              Total Investments (97.60%)                                                            152,458,132
              Liabilities in excess of cash and other assets (2.40%)                                  3,748,466
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $156,206,598
                                                                                                   ------------
              Net asset value, offering and redemption price per share:
              Advantage Shares, 154,469,052   shares outstanding                                   $       1.00
                                                                                                   ------------
              Retail Shares,    1,737,546      shares outstanding                                  $       1.00
                                                                                                   ------------


FOOTNOTES:

Note 1 Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.
(b)  The maturity date indicated is the next put date.
(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.
(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
AMT      =    Alternate Minimum Tax                        HRB    =    Hospital Revenue Bond
BAN      =    Bond Anticipation Note                       IDA    =    Industrial Development Authority
HRB      =    Hospital Revenue Bond                                                   BAN        =        Bond Anticipation
Note
COPs     =    Certificates of Participation                IDRB   =    Industrial Development Revenue Bond
EDA      =    Economic Development Authority                            LOC             =        Letter of Credit
EDC      =    Economic Development Corporation             MHRB   =    Multi-Family Housing Revenue Bond
EDFA     =    Economic Development Finance Authority       PCA    =    Pollution Control Authority
EDRB     =    Economic Development Revenue Bond            PCFA   =    Pollution Control Finance Authority
FGIC     =    Financial Guaranty Insurance Company         PCRB   =    Pollution Control Revenue Bond
HEFA     =    Health and Education Facilities Authority    RB     =    Revenue Bond
HFA      =    Housing Finance Authority                    ROCs   =    Reset Option Certificate
HFC      =    Housing Finance Commission                   TRAN   =    Tax and Revenue Anticipation Note
HFDC     =    Health Facilities Development Corporation


ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Daily Income Fund

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:  March 1, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  March 1, 2007

* Print the name and title of each signing officer under his or her signature.